Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Discontinued Operations

Note 17. Discontinued Operations

From time to time, we decide to sell a property. We may make a decision to dispose of a property when it is vacant as a result of tenants vacating space, tenants electing not to renew their leases, tenant insolvency, or lease rejection in the bankruptcy process. In such cases, we assess whether we can obtain the highest value from the property by selling it, as opposed to re-leasing it. When it is appropriate to do so, upon the evaluation of the disposition of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

The results of operations for properties that as of September 30, 2013 are held for sale or have been sold and with which we have no continuing involvement are reflected in the consolidated financial statements as discontinued operations and are summarized as follows (in thousands, net of tax):

	Years Ended December 31,
	2012	2011	2010
Revenues	$10,569	$14,559	$18,389
Expenses	(10,164)	(15,262)	(14,838)

Gain on deconsolidation of a subsidiary	-	1,008	-
(Loss) gain on sale of real estate	(5,019)	(3,391)	460
Impairment charges	(22,962)	(11,838)	(14,241)
Loss from discontinued operations	$(27,576)	$(14,924)	$(10,230)

During the nine months ended September 30, 2013, we sold seven domestic properties for a total of $22.7 million, net of selling costs, and recognized a net gain on these sales of $0.6 million, excluding impairment charges totaling $3.9 million and $0.2 million previously recognized during 2013 and 2012, respectively. We used a portion of the proceeds to repay the related mortgage loan obligation of $5.7 million and recognized a gain on extinguishment of debt of $0.1 million. In connection with those sales that are deemed businesses, we allocated goodwill totaling $1.2 million to the cost basis of the properties, from our Real Estate Ownership segment based on the relative fair value at the time of sale.

During the nine months ended September 30, 2013, a jointly-owned investment in which we and an affiliate own 44% and 56%, respectively, and which we consolidate, entered into a contract to sell a domestic property, which we acquired in the CPA®:15 Merger, for $16.4 million. In addition, during the nine months ended September 30, 2013, we entered into a contract to sell our hotel for $3.8 million. In connection with the potential sale of the hotel, we recognized impairment charges totaling $1.1 million during the second quarter of 2013 to write down the carrying value of the asset to its estimated fair value, which approximated the estimated selling price less selling costs. At September 30, 2013, these two properties were classified as Assets held for sale in the consolidated balance sheet. We completed the sale of the hotel in October 2013. There can be no assurance that the remaining property will be sold at the contracted price, or at all.

2012 — During the year ended December 31, 2012, we sold 13 domestic properties for $44.8 million, net of selling costs, and recognized an aggregate net loss on these sales of $1.4 million, excluding impairment charges of $12.5 million recognized in the current year and $11.8 million and $0.5 million previously recognized during 2011 and 2010, respectively.

We also sold a property in December 2012 that we acquired in the Merger (Note 3), which was leased to BE Aerospace. We sold the property for $25.3 million, net of selling costs, and recognized a net loss on this sale of $0.5 million.

In December 2012, we entered into a contract to sell a domestic property that we acquired in the Merger for $1.4 million. We completed the sale of this property in January 2013. At December 31, 2012, this property was classified within Assets held for sale in the consolidated balance sheet. We completed the sale of this property in January 2013.

In connection with the sale of the properties we acquired in the Merger, we wrote off goodwill of $3.2 million related to these properties (Note 8).

2011 — During the year ended December 31, 2011, we sold seven domestic properties for $12.5 million, net of selling costs, and recognized a net loss on these sales of $3.4 million, excluding previously recognized impairment charges of less than $0.1 million and $2.7 million during the years ended December 31, 2011 and 2010, respectively.

In September 2011, one of our subsidiaries consented to a court order appointing a receiver when the subsidiary stopped making payments on the non-recourse debt obligation on a property after the tenant, Career Education Institute, vacated the property. As we no longer had control over the activities that most significantly impact the economic performance of this subsidiary following possession of the property by the receiver, we deconsolidated the subsidiary during the third quarter of 2011. As of the date of deconsolidation, the property had a carrying value of $5.3 million, reflecting the impact of impairment charges totaling $5.6 million recognized during the fourth quarter of 2010, and the related non-recourse mortgage loan had an outstanding balance of $6.3 million. In connection with the deconsolidation, we recognized a gain of $1.0 million during the third quarter of 2011. We believe that our retained interest in this deconsolidated entity had no value at the date of deconsolidation.

2010 — We sold seven properties for a total of $14.6 million, net of selling costs, and recognized a net gain on these sales totaling $0.5 million, excluding impairment charges totaling $5.9 million that were previously recognized in 2010.